CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACT BALANCES
Disclosure of Contract Liabilities from Contract with Customers

	December 31,
	2019	2018
Customer deposits	$3,131,916	$283,869
Customer deposits – related parties	3,358,897	4,800,384
	$6,490,813	$5,084,253